Shareholders' Equity	12 Months Ended
Nov. 30, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Under a share repurchase program effective 2004, we are authorized to repurchase Carnival Corporation common stock and Carnival plc ordinary shares (the “Repurchase Program”). Effective April 10 and August 27, 2018, the company approved modifications of the general authorization under the Repurchase Program, which replenished the remaining authorized repurchases at the time of the approvals to $1.0 billion. The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

	Carnival Corporation		Carnival plc
(in millions)	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased	Number of Shares Repurchased	Dollar Amount Paid for Shares Repurchased
2018	7.8	$476	16.3	$985
2017	3.3	$223	5.6	$335
2016	47.8	$2,264	0.7	$35

In addition to the Repurchase Program, we have programs that allow us to obtain an economic benefit when either Carnival Corporation common stock is trading at a premium to the price of Carnival plc ordinary shares or Carnival plc ordinary shares are trading at a premium to Carnival Corporation common stock (the “Stock Swap Programs”).

During 2016, under the Stock Swap Programs, a subsidiary of Carnival Corporation sold 0.9 million of Carnival plc ordinary shares for net proceeds of $40 million. Substantially all of the net proceeds from these sales were used to purchase 0.9 million shares of Carnival Corporation common stock. Carnival Corporation sold these Carnival plc ordinary shares owned by the subsidiary only to the extent it was able to repurchase an equivalent number of shares of Carnival Corporation common stock in the U.S.

During 2018 and 2017, there were no sales or repurchases under the Stock Swap Programs. During 2016, there were no sales of Carnival Corporation common stock or repurchases of Carnival plc ordinary shares under the Stock Swap Programs.

	Accumulated Other Comprehensive Loss
	November 30,
(in millions)	2018	2017
Cumulative foreign currency translation adjustments, net	$(1,875)	$(1,675)
Unrecognized pension expenses	(56)	(94)
Net losses on cash flow derivative hedges	(19)	(13)
	$(1,949)	$(1,782)

During 2018, 2017 and 2016, there were $5 million, $18 million and $7 million of unrecognized pension expenses that were reclassified out of accumulated other comprehensive loss and were included within payroll and related expenses and selling and administrative expenses.

We declared quarterly cash dividends on all of our common stock and ordinary shares as follows:

	Quarters Ended
(in millions, except per share data)	February 28/29	May 31	August 31	November 30
2018
Dividends declared per share	$0.45	$0.50	$0.50	$0.50
Dividends declared	$322	$357	$350	$349

2017
Dividends declared per share	$0.35	$0.40	$0.40	$0.45
Dividends declared	$251	$291	$289	$324

2016
Dividends declared per share	$0.30	$0.35	$0.35	$0.35
Dividends declared	$225	$261	$256	$254

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to $40 million shares of preferred stock. At November 30, 2018 and 2017, no Carnival Corporation preferred stock had been issued and a nominal amount of Carnival plc preference shares had been issued.